Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenues	$ 68,172	$ 71,905	$ 64,166
Vessel operating expenses	(39,237)	(39,820)	(44,024)
General and administrative	(42,396)	(29,528)	(21,184)
Interest income		1,217
Interest expense	(933)	(818)	(568)
Other expense		(319)	(657)
Net income from related party transactions from discontinued operations		(4,642)	17,568
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Net income from related party transactions from discontinued operations		$ 19,255	$ 59,872